Share-Based Compensation	12 Months Ended
Dec. 31, 2024
Share-Based Compensation [Abstract]
Share-based Compensation
22.	Share-based Compensation

Share Options

On March 19, 2019, the Board approved the 2019 Share Option Scheme (“Scheme”) to attract and retain key employees, which allowed for a maximum of 50,000,000 share units (equivalent to 2,897,230 ordinary shares) to be issued under the Scheme (“Original Option Units”).

On September 28, 2022, the terms of the Scheme were amended and restated to allow a maximum aggregate number of ordinary shares of the Company that may be issued under the Scheme to be 2,897,230 shares (proportionally adjusted to reflect any share dividends, share splits, or similar transactions).

The Company granted 174,318 Original Option Units (equivalent to 10,100 ordinary shares after), 2,614,947 Original Option Units (equivalent to 151,510 ordinary shares after) and 1,666,000 Original Option Units (equivalent to 98,533 ordinary shares) to the employees or directors (collectively as “Grantees”) during the years ended December 31, 2024, 2023 and 2022, respectively. The share options can only be vested if the Grantees remain as employees of the Company over the vesting period as specified in the Scheme. Original Option Units will be vested in four tranches in each year from 2nd anniversary date to 5th anniversary date by 25% in each tranche.

As of December 31, 2024 and 2023, 17,000,880 Original Option Units (equivalent to 985,031 ordinary shares) and 11,264,951 Original Option Units (equivalent to 652,691 ordinary shares) are exercisable. The following table sets forth the activities of Original Option Units for the year ended December 31, 2024:

	Number of Original Option Units	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual years	Aggregate intrinsic value
		US$	US$		US$
Outstanding as of January 1, 2024	27,261,398	0.38	0.33	5.88	5,247,567
Granted	174,318	0.24	-	-	-
Forfeited	(1,746,791)	0.77	-	-	-
Exercised	(5,731,483)	0.20	-	-	-
Outstanding as of December 31, 2024	19,957,442	0.40	0.32	4.88	71,540
Expected to be vested as of December 31, 2024	19,957,442	0.40	0.32	4.88	71,540
Exercisable as of December 31, 2024	17,000,880	0.32	0.24	4.48	71,110

During the years ended December 31, 2024, 2023 and 2022, the Company granted additional nil share option units, nil share option units and 460,756 share option units (equivalent to 26,699 ordinary shares) to certain employees with an exercise price of US$1.20 to settle the accrued bonus of RMB3,520,177 for these employees (“Additional Option Units”), respectively, which are immediately vested on the grant date and will become exercisable after a three-year pre-requisite service period, counting from the grant date. If employment of the Grantees is terminated (either voluntarily or involuntarily) prior to exercise, a cash payment equal to the cash bonus plus interest at the interest rate of People’s Bank of China for the term commencing on the signing date of Additional Option Units contract until the cease date is made to the Grantees. Upon exercise of the Additional Option Units, the cash settlement feature lapses. Since the Additional Option Unit is with two components in which exercise of one part cancels the other, in measuring compensation cost, the award is treated as a combination of: (i) a cash bonus payable in the amount of RMB3,520,177 plus interest for the years ended December 31, 2022, and (ii) 460,756 Additional Option Units (equivalent to 26,699 ordinary shares) with three-year pre-requisite service period.

The following table sets forth the activities of Additional Option Units for the year ended December 31, 2024:

	Number of Additional Option Units	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual years	Aggregate intrinsic value
		US$	US$		US$
Outstanding as of January 1, 2024	892,126	0.78	0.55	0.39	-
Granted	-	-	-	-	-
Forfeited	(297,361)	0.75	-	-	-
Exercised	(65,823)	0.60	-	-	-
Outstanding as of December 31, 2024	528,942	0.82	0.58	0.03	-
Expected to be vested as of December 31, 2024	528,942	0.82	0.58	0.03	-
Exercisable as of December 31, 2024	526,010	0.82	0.58	0.03	-

The Company granted nil Restricted Share Units, 9,184,482 Restricted Share Units (equivalent to 532,149 ordinary shares after share split) and nil Restricted Share Units to the employees or directors (collectively as “Grantees”) during the years ended December 31, 2024, 2023 and 2022, respectively.

Restricted Share Units are immediately vested on the grant date and can not be sold, assigned, transferred, pledged, mortgaged, encumbered or otherwise disposed through one or a series of transactions by Grantees during the period (“Lock-up Period”). The Lock-up period is specified as below:

Lock-up Period of the relevant percentage of the option	Cap of vested Share Unit
After 6 months since the vesting date	20%
After 12 months since the vesting date	50%
After 18 months since the vesting date	100%

The following table sets forth the activities of Restricted Share Units for the year ended December 31, 2024:

	Number of Restricted Share Units	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual years	Aggregate intrinsic value
		US$	US$		US$
Outstanding as of January 1, 2024	15,046,408	0.01	0.55	N/A	7,584,563
Granted	-	-	-	-	-
Forfeited	(1,069,052)	-	-	-	-
Exercise	(431,481)	-	-	-	-
Outstanding as of December 31, 2024	13,545,875	0.00	0.62	N/A	2,786,010
Vested and expected to be vested as of December 31, 2024	13,545,875	0.00	0.62	N/A	2,786,010

Prior to completion of IPO, Options granted to Grantees were measured at fair value using the Binomial Option pricing Model and a combination of discounted cashflow model respective on grant dates.

After completion of IPO, Options granted to Grantees were measured at fair value using the Binomial Option Pricing Model as of the respective grant dates.

The key assumptions are listed as follows:

	2024	2023	2022
Expected volatility	24.00%	24.00%	25.00%
Risk-free interest rate (per annum)	4.60%	5.02%	2.50%-2.80%
Exercise multiple	2.20	2.80	2.50-2.80
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years)	10	10	10
Fair value of the underlying ordinary share	US$3.45	US$2.15-US$4.15	US$9.30

The estimated fair value of the underlying unit at the grant date before the completion of IPO, was estimated by management with the assistant of an independent valuation firm. The income approach involves applying discounted cash flow analysis based on the Company’s projected cash flow using management’s best estimate as of the valuation dates. Estimating future cash flow requires the Company to analyze projected revenue growth, gross margins, operating expense levels, effective tax rates, capital expenditures, working capital requirements, and discount rates. The Company’s projected revenues were based on expected annual growth rates derived from a combination of historical experience and the general trend in this industry. The revenue and cost assumptions used were consistent with the Company’s long-term business plan and market conditions in this industry. The Company also had to make complex and subjective judgments regarding its unique business risks, its limited operating history, and future prospects at the time of grant.

The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s options. The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in US$ for a term consistent with the expected term of the Company’s options in effect at the option valuation date. The exercise multiple is estimated as the ratio of fair value of underlying shares over the exercise price as at the time the option is exercised, based on a consideration of empirical studies on the actual exercise behavior of employees. The expected dividend yield is zero as the Company has never declared or paid any cash dividends on its shares, and the Company does not intend to pay dividend before the Company becomes profitable.

All of share-based compensation expenses relating to Original Option Units, Additional Option Units and Restricted Share Units in the amount of RMB1,045,008,RMB62,548,907 and RMB44,421,298 for the year ended December 31, 2024, 2023 and 2022, respectively, were included in general and administrative expenses.

On October 16, 2023, the Company issued 30,005 ordinary shares to L&L Tomorrow Holdings Limited as a bonus approved in 2023 to the Chief Executive Officer, Mr. Lu Yongchen. The total fair value of such shares was US$268,542, resulting in share-based compensation expense of US$ 268,542 (equivalent to RMB1,928,084) recognized for the year ended December 31, 2023 as general and administrative expenses.

The Original Option Units, Additional Option Units and Restricted which were granted before completion of IPO all have a service condition and a performance condition on the completion of an IPO of the Company. The Merger Transaction was consummated on September 28, 2022 and therefore the performance condition on the completion of an IPO of the Company has been achieved. Upon the completion of the Merger Transaction as of September 28, 2022, the Company immediately recognized share-based compensation expenses of RMB33,194,871 for Original Option Units, Additional Option Units and Restricted Share Units vested cumulatively.